BDI INVESTMENT CORPORATION

                                   -----------


                            For the Six Months Ending


                                December 31, 1997

                           BDI INVESTMENT CORPORATION

                                 C O N T E N T S






Statement of Assets and Liabilities for the Six Months Ended December 31, 1997 and Fiscal Year Ended June 28, 1997.


Statement of Operations for the Six
     Months Ended December 31, 1997
     and December 31, 1996.


Statement of Changes in Net Assets for the Six Months Ended December 31, 1997 and December 31, 1996.


Notes to Financial Statements


Schedule of Securities


Supplementary Information


Corporate Data

                                   BDI INVESTMENT CORPORATION
                              STATEMENT OF ASSETS AND LIABILITIES
                                          (Unaudited)



                                                                  Six Months     Twelve Months
                                                                    Ended              Ended
                                                                 December 31,        June 29,
                                                                    1997               1997
                                                               ------------      ------------
ASSETS:

     Investments in Securities at Market
        Value (Note B) (Cost of $13,631,000) ..............     $ 14,142,000      $ 13,869,000
     Cash and Cash Equivalents ............................           (2,000)           82,000
     Interest Receivable ..................................          258,000           253,000
     Other Receivables ....................................            9,000             9,000
     Prepaid Expenses .....................................            1,000             2,000
                                                                ------------      ------------
                                         Total Assets: ....     $ 14,408,000      $ 14,215,000
LIABILITIES:

     Accounts Payable .....................................           10,000            22,000
     Dividend Payable .....................................          432,000           501,000
                                                                ------------      ------------
                                         Total Liabilities:     $    442,000      $    523,000
                                                                ------------      ------------

                                         Net Assets: ......     $ 13,966,000      $ 13,692,000
                                                                ============      ============
NET ASSETS:

     Preferred Stock, Without Par Value: ..................     $          0      $          0
       Authorized, 500,000 Shares Issued None
     Common Stock, Par Value $.10 Per Share
       Authorized, 4,500,000 Shares
       Issued, 1,425,151 ..................................     $    143,000      $    143,000
     Additional Paid-In Capital ...........................        3,673,000         3,673,000
     Retained Earnings ....................................       10,172,000         9,898,000
     Less-Treasury Stock at Cost, 3,600 Shares ............          (22,000)          (22,000)
                                                                ------------      ------------

                                         Net Assets: ......     $ 13,966,000      $ 13,692,000
                                                                ============      ============

     Net Assets per Common Share Outstanding: .............     $       9.82      $       9.63
                                                                ============      ============

                               See Notes To Financial Statements

                           BDI INVESTMENT CORPORATION
                             STATEMENT OF OPERATIONS
                                   (Unaudited)

                                                         Six Months Ended
                                                   ----------------------------
                                                   December 31      December 31
                                                       1997             1996
                                                     --------         --------
INVESTMENT INCOME:  (Note B)
     Interest ................................       $393,000         $394,000
     Dean Witter Tax Exempt ..................         18,000           16,000
     Tax-Exempt Dividends ....................          2,000            1,000
                                                     --------         --------
                                                     $413,000         $411,000

EXPENSES:
     Accounting and Bookkeeping ..............         17,000           14,000
     Legal ...................................          2,000                0
     Directors' Fees .........................         12,000           12,000
     Other Operating .........................          7,000            8,000
                                                     --------         --------

                                                       38,000           34,000
                                                     --------         --------

Net Investment Income ........................       $375,000         $377,000
                                                     --------         --------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:

     Proceeds from Sales
       and redemptions .......................        507,000          131,000
     Cost of Investments Sold
       and Redeemed ..........................        505,000          129,000
                                                     --------         --------

     Net Realized Gain/(Loss) ................          2,000            2,000
     Net Unrealized Gain/(Loss) ..............        327,000          334,000
                                                     --------         --------

     Net Realized and Unrealized
       Gain/(Loss) on Investments ............        329,000          336,000
                                                     --------         --------

NET REALIZED AND UNREALIZED GAIN .............       $704,000         $713,000
                                                     ========         ========

                        See Note to Financial Statements

                           BDI INVESTMENT CORPORATION
                       STATEMENT OF CHANGES IN NET ASSETS
                                   (Unaudited)

                                                        Six Months Ended

                                                 December 31        December 31
                                                      1997             1996
                                                 ------------      ------------
FROM INVESTMENT ACTIVITIES
     Net Investment Income .................     $    375,000      $    377,000
     Net Realized Gain/(Loss)
       on Investments ......................            2,000             2,000
     Net Unrealized Gain/(Loss) on
       Investments .........................          327,000           334,000
                                                 ------------      ------------

     Increase in Net Assets Derived
       from Investment Activities ..........          704,000           713,000

        From Distributions to Shareholders:

     One bi-annual dividend of $.25 and one
       extraordinary $.0523 per share on
       1,421,551 Shares Outstanding ........         (430,000)         (305,000)
                                                 ------------      ------------


NET INCREASE/(DECREASE) IN ASSETS ..........          274,000           408,000

NET ASSETS:
     Beginning of Period ...................       13,692,000        13,281,000
       (including undistributed net              ------------      ------------
        investment income)
     End of Period .........................       13,966,000        13,689,000
                                                 ============      ============

                        See Note to Financial Statements

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                     For Six Months Ended December 31, 1997


                     A.   Consolidated Financial Statement:

                                The   statement   of  assets   and   liabilities
                     including the schedule of tax-exempt securities as of December 31, 1997, and the related statements of operations, changes in new assets, and supplementary information, for the six months ending December 31, 1997, have been by the Company, without audit. In the opinion of management, all adjustments (which include prepared only normal reocurring adjustments) necessary to present fairly the financial position at December 31, 1997 and all periods presented have been made.

                     B.   General:

                                 On January 10, 1984, BDI Investment Corporation
                     (the "Company") filed a Registration Statement on Form N-2 with the Securities and Exchange Commission in order to register under the Investment Company Act of 1940 as a closed-end diversified management investment company.

                     C.    Summary of Significant Accounting Policies:

                                Investments:

                                 The investment  portfolio consists primarily of
                     tax-exempt bonds which are valued at the last bid price on the last business day of the quarter.

                                Income Recognition:

                                 Security transactions are recorded on the trade
                     date. Interest income is accrued and recorded based upon settlement dates.

                                Taxes:

                                 The  Company  has   qualified  as  a  Regulated
                     Investment Company under certain provisions of the Internal Revenue Code beginning with the fiscal year starting July 1, 1984. Under such provisions, the Company will not be subject to federal income tax on income which it receives and distributes to its shareholders, provided that it distributes substantially all such Income. As a Regulated Investment Company, the Company may "pass through" to its shareholders the character of the income which it receives.

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                     For Six Months Ended December 31, 1997


                               Distributions:

                                 It  is   the   Company's   policy   to   record
                     distributions to shareholders as of the date they are declared by the Board of Directors.

                               Fiscal Year:

                                 The Company's  fiscal year ends on the Saturday
                     nearest the end of June.

                     D.    Directors' Fees:

                                 The  Company  pays  fees and  provides  expense
                     reimbursement to members of the Board of Directors who are not officers of the Company.

                     E.    Purchases and Sales of Securities:

                                 For the six months  ending  Dectember 31, 1997,
                     the aggregate cost of tax-exempt bond purchases were $499,000 and the aggregate proceeds from sales or redemptions of tax-exempt bonds were $507,000.

                     F.     Income Taxes:

                                 For the six months ending December 31, 1997, no
                     income tax expense was incurred due to the Company's qualification as a Regulated Investment Company and the distribution of substantially all its income for the current fiscal year to its shareholders (See Note B).

                                           BDI INVESTMENT CORPORATION
                                              INVESTMENT PORTFOLIO
                                             SCHEDULE OF SECURITIES
                                               December 31, 1997

                                                                                                          MARKET
           PAR VALUE                          ISSUER                             COST                     VALUE
           ---------                          ------                             ----                     -----
           $ 100,000                     Anaheim CA Water Rev                  $ 103,000               $ 108,000
                                         5.500%, 7/1/03

             100,000                     Assoc Bay Area Govt                     100,000                 101,000
                                         5.625%, 10/1/98

             100,000                     Assoc Bay Area Govt                     100,000                 101,000
                                         5.900%, 10/1/99

             255,000                     Assoc Bay Area Govt                     253,000                 259,000
                                         6.100%, 10/1/00

             200,000                     Bakersfield CA Pub Fing                 200,000                 209,000
                                         5.800%, 9/15/06

             115,000                     Banning, California                     110,000                 124,000
                                         7.000%, 3/1/20

             265,000                     Buena Park Redev                        263,000                 270,000
                                         6.300%, 9/1/99

             260,000                     Buena Park Redev                        258,000                 264,000
                                         6.300%, 3/1/99

             135,000                     CA Edl Rev, Harvey Mudd College         139,000                 148,000
                                         6.050%, 12/1/08

             100,000                     CA HFF Healthcare                       100,000                 107,000
                                         5.900%, 9/1/02

             200,000                     CA HFF Healthcare                       202,000                 216,000
                                         6.000%, 9/1/03

              50,000                     CA Health, Kaiser                        54,000                  53,000
                                         7.000%, 10/1/08

              25,000                     CA Hsg Fin Agy Rev                       25,000                  27,000
                                         6.25%, 2/1/06

                                           BDI INVESTMENT CORPORATION
                                              INVESTMENT PORTFOLIO
                                             SCHEDULE OF SECURITIES
                                               December 31, 1997

                                                                                                         MARKET
           PAR VALUE                          ISSUER                             COST                     VALUE
           ---------                          ------                             ----                     -----
            $ 65,000                     California Spcl Dist Fin               $ 67,000.00             $ 66,000.00
                                         8.000%, 7/1/98

             125,000                     CA State Pub Works                         123,000                 127,000
                                         5.000%, 10/1/10

             150,000                     CA State Pub Works                         149,000                 161,000
                                         5.600%, 4/1/06

             100,000                     CA State Pub Works                         101,000                 110,000
                                         6.400%,9/1/08

             175,000                     California St Vet Go's                     175,000                 176,000
                                         7.000%, 4/1/16

             425,000                     California Stwd San Gabriel                417,000                 444,000
                                         5.375%, 9/1/07

             100,000                     Carlsbad Ca Impt Bd                        100,000                 101,000
                                         5.450%, 9/2/10

             100,000                     Carlsbad Ca Impt Bd                        100,000                 101,000
                                         5.350%, 9/2/09

             100,000                     Compton Ca Com Redev                       100,000                 106,000
                                         7.700%, 8/1/99

             325,000                     Compton, California Cmnty                  325,000                 351,000
                                         7.800%, 8/8/01

             100,000                     Contra Costa County CA                     100,000                 109,000
                                         6.200%, 8/1/08

             165,000                     Contra Costa Hosp COP                      172,000                 184,000
                                         6.400%, 11/1/05

             100,000                     Corona SFMR                                100,000                 105,000
                                         5.500%, 11/1/10

             100,000                     Duarte Redev Agy                           100,000                 106,000
                                         5.950%, 9/1/04

                                           BDI INVESTMENT CORPORATION
                                              INVESTMENT PORTFOLIO
                                             SCHEDULE OF SECURITIES
                                               December 31, 1997


                                                                                                         MARKET
           PAR VALUE                          ISSUER                             COST                     VALUE
           ---------                          ------                             ----                     -----
           $ 250,000.00                  East Muni Wtr & Swr                   $ 242,000.00            $ 258,000.00
                                         5.375%, 7/1/13

             340,000                     Emeryville Public Fing                     337,000                 357,000
                                         5.700%, 9/1/07

              75,000                     Escondido MF Hsg                            75,000                  78,000
                                         5.250%, 1/1/05

              75,000                     Escondido MF Hsg                            77,000                  78,000
                                         5.400%, 7/1/07

              50,000                     Los Angeles MFHR FHA                        51,000                  51,000
                                         7.300%, 7/20/11

             225,000                     Metro Water Dist G.O.                      192,000                 227,000
                                         5.250%, 3/1/22

             500,000                     Metro Water Dist Rev                       500,000                 520,000
                                         5.400%,7/1/10

              50,000                     Metro Water Dist Rev                        48,000                  51,000
                                         5.500%, 7/1/19

             600,000                     Metro Water Dist Rev                       588,000                 621,000
                                         5.500%, 7/1/13

             350,000                     Metro Water Dist Rev                       341,000                 341,000
                                         5.000%, 7/1/20

             150,000                     Midpeninsula Reg                           150,000                 172,000
                                         6.950%, 9/1/08

              20,000                     Montclair, CA Redv Agy Res                  19,000                  24,000
                                         7.750%, 10/1/11

             100,000                     Montebello Cmnty Redev                      99,000                 102,000
                                         5.150%, 9/1/12

                                           BDI INVESTMENT CORPORATION
                                              INVESTMENT PORTFOLIO
                                             SCHEDULE OF SECURITIES
                                               December 31, 1997


                                                                                                         MARKET
           PAR VALUE                          ISSUER                             COST                     VALUE
           ---------                          ------                             ----                     -----
            $ 70,000                     Morgan Hill Redev                      $ 70,000                $ 70,000
                                         5.250%, 3/1/98

             125,000                     Oakland, California Redev.              125,000                 137,000
                                         7.400%, 6/1/10

              45,000                     Palmdale, CA SFMR                        43,000                  55,000
                                         7.000%, 9/1/11

             600,000                     Placer Co Cal Wtr                       600,000                 633,000
                                         5.500%, 7/1/10

             145,000                     Pleasanton CA CTFS                      153,000                 158,000
                                         6.700%, 10/1/06

             335,000                     Puerto Rico HFC                         346,000                 355,000
                                         7.500%, 4/1/22

             240,000                     Puerto Rico HFC SF GNMA                 250,000                 254,000
                                         7.650%, 10/15/22

              40,000                     Redding CA Sch SR                        36,000                  39,000
                                         5.000%, 3/1/19

             235,000                     Riverside Co CA Asset                   235,000                 253,000
                                         6.000%, 6/1/04

             600,000                     Riverside Electric Rev                  567,000                 597,000
                                         5.000%, 10/1/13

             105,000                     Rossmoor Cmnty Svs                      106,000                 108,000
                                         5.800%, 9/2/05

              50,000                     Sacramento New Pub Hsg                   52,000                  52,000
                                         6.000%, 12/1/07

             185,000                     San Clemente, CA Ltd Obl                185,000                 191,000
                                         7.900%, 9/1/99

                                           BDI INVESTMENT CORPORATION
                                              INVESTMENT PORTFOLIO
                                             SCHEDULE OF SECURITIES
                                               December 31, 1997


                                                                                                         MARKET
           PAR VALUE                          ISSUER                             COST                     VALUE
           ---------                          ------                             ----                     -----
           $ 155,000                     San Francisco GO                      $ 159,000               $ 166,000
                                         6.100%, 6/15/07

             100,000                     San Francisco Port Comm                  98,000                 106,000
                                         5.500%, 7/1/04

              50,000                     San Francisco Pub Hsg                    50,000                  51,000
                                         5.125%, 8/1/10

             200,000                     San Joaquin Cop Hosp                    200,000                 212,000
                                         5.900%, 9/1/03

             100,000                     San Luis Obisbo Wtr                     100,000                 104,000
                                         5.375%, 6/1/08

             105,000                     San Luis Obisbo Wtr                     105,000                 110,000
                                         5.500%, 6/1/09

             600,000                     Santa Maria Redev                       581,000                 588,000
                                         5.000%, 6/1/16

             200,000                     Sierra Uni Sch Dist                     193,000                 201,000
                                         5.650%, 3/1/04

              90,000                     Sonoma, CA Cmnty Redev                   89,000                  92,000
                                         7.900%, 8/1/14

             250,000                     Tahoe Forest Hosp                       246,000                 269,000
                                         5.850%, 8/1/04

             600,000                     Tehatchapi School Dist                  592,000                 630,000
                                         6.300%, 8/1/21

             100,000                     Temecula Valley CA Uni Sch              102,000                 103,000
                                         5.900%, 9/1/04

              30,000                     Thousand Oaks, CA RDV                    31,000                  31,000
                                         7.900%, 1/1/16


                                           BDI INVESTMENT CORPORATION
                                              INVESTMENT PORTFOLIO
                                             SCHEDULE OF SECURITIES
                                               December 31, 1997


                                                                                                         MARKET
           PAR VALUE                          ISSUER                             COST                     VALUE
           ---------                          ------                             ----                     -----
           $ 130,000                     University of CA Rev's                $ 129,000               $ 138,000
                                         5.875%, 9/1/08

             575,000                     Vallejo CA Rev FHA                      574,000                 581,000
                                         5.650%, 5/1/27

             335,000                     Westminister City COP                   335,000                 353,000
                                         5.750%, 6/1/09

         -----------
         $13,215,000
         ===========


               UNITS

              29,875                     Dean Witter Coldwell Banker             524,000                 391,000
                                         Tax Exempt Mortgage Fund
                                                                             -----------             -----------
                                                                             $13,631,000             $14,142,000
                                                                             ===========             ===========

                                                     BDI INVESTMENT CORPORATION
                                                      SUPPLEMENTARY INFORMATION

                                       SIX MONTHS ENDED DECEMBER 31, 1997, DECEMBER 31, 1996,
                                     DECEMBER 31, 1995, DECEMBER 31, 1994 AND DECEMBER 31, 1993

                                        Selected date for each share of common stock follows:

                                                          1997             1996           1995           1994            1993
                                                        --------           ----           ----           ----            ----
    Investment Income                                   $   0.29           0.29           0.29           0.28            0.38

    Expenses                                                0.03           0.02           0.02           0.02            0.03
                                                        --------           ----           ----           ----            ----
           Net Investment Income                            0.26           0.27           0.27           0.26            0.35

 Dividends from net investment
    income                                                 (0.30)         (0.21)         (0.30)         (0.32)          (0.39)
                                                        --------           ----           ----           ----            ----
 Distributions in excess of net
    investment income                                      (0.04)          0.06          (0.03)         (0.06)          (0.04)

 Net realized gain (loss) and
    increase/(decrease) in
    unrealized appreciation                                 0.23           0.25           0.46          (0.55)           0.06
                                                        --------           ----           ----           ----            ----
 Net increase (decrease) in
    net asset value                                         0.19           0.31           0.43          (0.61)           0.02
                                                        --------           ----           ----           ----            ----
      Net asset value:
         Beginning of period                                9.63           9.34           9.14           9.03            9.54
                                                        --------           ----           ----           ----            ----
      End of period                                         9.82           9.65           9.57           8.42            9.56
                                                        ========           ====           ====           ====            ====
      Ratio of expense to average
         net assests                                        0.27%          0.25%          0.22%          0.30%           0.27%
                                                        ========           ====           ====           ====            ====
      Ratio of net investment
         income to average net assets                       2.71%          2.80%          2.85%          2.94%           3.66%
                                                        ========           ====           ====           ====            ====
      Ratio of total investment
         operating expenses to total
         investment income                                  9.20%          8.27%          7.25%          9.25%           6.94%
                                                        ========           ====           ====           ====            ====
      Market price at end of period                          *               *              *              *              *
      Portfolio Turnover                                    3.62%          0.97%          8.14%          6.63%          12.82%
                                                        ========           ====           ====           ====            ====

*Due to the limited market that currently exists for the Company's common stock, there is no established market price.

                           BDI INVESTMENT CORPORATION

                                 CORPORATE DATA




Arthur Brody                                 Chairman of the Board of Directors,
                                             Chief Executive Officer, President
                                             and Treasurer

Edward Kane                                  Director

Michael Stolper                              Director

Donald Brody                                 Secretary

COUNSEL:                                     Lowenstein, Sandler, Kohl,
                                             Fisher and Boylan

AUDITORS:                                    Coopers & Lybrand L.L.P.

TRANSFER AGENT:                              Registrar and Transfer Company

CUSTODIAN:                                   Dean Witter Reynolds, Inc.